Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
International Alternative Fund - 1.2%
Transamerica Strategic Income (A)	1,038,165	$ 8,980,129
International Equity Funds - 10.6%
Transamerica BlackRock Real Estate Securities VP (A)	1,603,160	15,646,839
Transamerica Emerging Markets Equity (A)	216,273	1,825,345
Transamerica International Equity (A)	949,193	21,138,539
Transamerica International Focus (A)	3,551,764	22,944,395
Transamerica International Small Cap Value (A)	1,105,906	16,732,356
		78,287,474
International Mixed Allocation Fund - 24.8%
Transamerica Aegon Bond VP (A)	18,850,515	182,849,995
U.S. Equity Funds - 25.8%
Transamerica Janus Mid-Cap Growth VP (A)	3,076	96,828
Transamerica JPMorgan Enhanced Index VP (A)	1,385,249	37,678,771
Transamerica Large Cap Value (A)	4,187,241	61,217,460
Transamerica Mid Cap Growth (A)	13,132	122,519
Transamerica Mid Cap Value Opportunities (A)	946	10,268
Transamerica Small Cap Value (A)	70,012	314,352
Transamerica T. Rowe Price Small Cap VP (A)	19,756	225,020
Transamerica WMC US Growth VP (A)	2,418,307	90,638,160
		190,303,378
U.S. Fixed Income Funds - 36.0%
Transamerica Core Bond (A)	17,423,945	149,497,449
Transamerica Floating Rate (A)	1,007,991	9,001,360
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	8,001,051	$ 64,488,471
Transamerica Long Credit (A)	4,459,416	41,740,132
		264,727,412
Total Investment Companies (Cost $712,785,481)		725,148,388

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.2%
U.S. Treasury - 1.2%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 8,654,400	8,663,055
Total U.S. Government Obligation (Cost $8,654,243)		8,663,055
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (C), dated 03/31/2025, to be repurchased at $4,286,872 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $4,372,479.	4,286,658	4,286,658
Total Repurchase Agreement (Cost $4,286,658)		4,286,658
Total Investments (Cost $725,726,382)		738,098,101
Net Other Assets (Liabilities) - (0.2)%		(1,352,986)
Net Assets - 100.0%		$ 736,745,115
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	506	06/30/2025	$54,571,621	$54,727,063	$155,442	$—
10-Year U.S. Treasury Notes	87	06/18/2025	9,639,089	9,676,031	36,942	—
E-Mini Russell 2000® Index	80	06/20/2025	8,343,908	8,108,400	—	(235,508)
Euro-BTP Italy Government Bonds	495	06/06/2025	63,931,378	62,901,797	—	(1,029,581)
Hong Kong Hang Seng Index	90	04/29/2025	13,643,701	13,394,547	—	(249,154)
JPY Currency	220	06/16/2025	18,834,943	18,477,250	—	(357,693)
MSCI EAFE Index	40	06/20/2025	5,003,610	4,832,600	—	(171,010)
MSCI Emerging Markets Index	636	06/20/2025	36,582,129	35,323,440	—	(1,258,689)
S&P Midcap 400® E-Mini Index	47	06/20/2025	14,003,280	13,811,420	—	(191,860)
TOPIX Index	110	06/12/2025	19,148,833	19,522,635	373,802	—
Total					$566,186	$(3,493,495)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(87)	06/18/2025	$(9,812,466)	$(9,928,875)	$—	$(116,409)
30-Year U.S. Treasury Bonds	(18)	06/18/2025	(2,083,462)	(2,111,063)	—	(27,601)
CAD Currency	(25)	06/17/2025	(1,744,117)	(1,745,750)	—	(1,633)
CHF Currency	(69)	06/16/2025	(9,919,998)	(9,838,538)	81,460	—
EUR Currency	(16)	06/16/2025	(2,193,470)	(2,172,400)	21,070	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	(76)	06/20/2025	$(4,472,494)	$(4,264,257)	$208,237	$—
S&P 500® E-Mini Index	(69)	06/20/2025	(19,771,039)	(19,503,713)	267,326	—
S&P/ASX 200 Index	(29)	06/19/2025	(3,585,140)	(3,568,410)	16,730	—
S&P/TSX 60 Index	(8)	06/19/2025	(1,664,731)	(1,665,099)	—	(368)
Total					$594,823	$(146,011)
Total Futures Contracts					$1,161,009	$(3,639,506)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$725,148,388	$—	$—	$725,148,388
U.S. Government Obligation	—	8,663,055	—	8,663,055
Repurchase Agreement	—	4,286,658	—	4,286,658
Total Investments	$725,148,388	$12,949,713	$—	$738,098,101
Other Financial Instruments
Futures Contracts (E)	$1,161,009	$—	$—	$1,161,009
Total Other Financial Instruments	$1,161,009	$—	$—	$1,161,009
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,639,506)	$—	$—	$(3,639,506)
Total Other Financial Instruments	$(3,639,506)	$—	$—	$(3,639,506)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$182,373,275	$—	$(3,743,956)	$(687,705)	$4,908,381	$182,849,995	18,850,515	$—	$—
Transamerica BlackRock Real Estate Securities VP	15,454,460	—	—	—	192,379	15,646,839	1,603,160	—	—
Transamerica Core Bond	162,496,428	1,641,699	(16,568,165)	(954,210)	2,881,697	149,497,449	17,423,945	1,641,699	—
Transamerica Emerging Markets Equity	1,715,046	—	—	—	110,299	1,825,345	216,273	—	—
Transamerica Floating Rate	8,954,598	166,922	—	—	(120,160)	9,001,360	1,007,991	166,922	—
Transamerica High Yield Bond	64,311,235	1,137,186	—	—	(959,950)	64,488,471	8,001,051	1,137,186	—
Transamerica International Equity	19,268,628	—	—	—	1,869,911	21,138,539	949,193	—	—
Transamerica International Focus	23,015,430	—	—	—	(71,035)	22,944,395	3,551,764	—	—
Transamerica International Small Cap Value	15,560,096	—	—	—	1,172,260	16,732,356	1,105,906	—	—
Transamerica Janus Mid- Cap Growth VP	101,165	—	—	—	(4,337)	96,828	3,076	—	—
Transamerica JPMorgan Enhanced Index VP	39,576,562	—	—	—	(1,897,791)	37,678,771	1,385,249	—	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Large Cap Value	$61,870,354	$179,107	$(1,522,944)	$159,614	$531,329	$61,217,460	4,187,241	$179,107	$—
Transamerica Long Credit	43,061,651	554,998	(2,284,417)	90,778	317,122	41,740,132	4,459,416	554,998	—
Transamerica Mid Cap Growth	133,681	—	—	—	(11,162)	122,519	13,132	—	—
Transamerica Mid Cap Value Opportunities	10,051	—	—	—	217	10,268	946	—	—
Transamerica Small Cap Value	345,857	—	—	—	(31,505)	314,352	70,012	—	—
Transamerica Strategic Income	8,842,348	225,007	—	—	(87,226)	8,980,129	1,038,165	127,969	—
Transamerica T. Rowe Price Small Cap VP	244,973	—	—	—	(19,953)	225,020	19,756	—	—
Transamerica WMC US Growth VP	103,325,455	—	(1,522,944)	253,632	(11,417,983)	90,638,160	2,418,307	—	—
Total	$750,661,293	$3,904,919	$(25,642,426)	$(1,137,891)	$(2,637,507)	$725,148,388	66,305,098	$3,807,881	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $8,395,787.
(C)	Rate disclosed reflects the yield at March 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust